UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4563
Oppenheimer Limited-Term Government Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2009

Item 1. Reports to Stockholders.

March 31, 2009

Oppenheimer Limited-Term Government Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

Fund Performance Discussion

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

March 31, 2009 Oppenheimer Management Limited-Term Commentaries and Government Fund Semiannual Report MA N A G E M E N T C O M M E N TA R I E S Fund Performance Discussion Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements

     Please note that derivative instruments, securities whose values depend on the performance of an underlying security or asset, entail potentially higher volatility and risk of loss compared to traditional stock or bond investments. Fixed income investing entails credit risks and interest rate risks. When interest rates rise, bond prices generally fall, and the Fund’s share prices can fall. The Fund invests in debt securities below investment grade, which may entail greater credit risks, as described in the prospectus. Mortgage-related securities have greater potential for loss when interest rates rise.
9 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

TOP HOLDINGS AND ALLOCATIONS

Top Five Holdings By Issuer

Federal National Mortgage Assn.	52.7%
Federal Home Loan Mortgage Corp.	14.9
Federal Home Loan Bank	10.1
Countrywide Home Loans	3.1
Government National Mortgage Assn.	1.1
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

Credit Allocation

Agency	63.2%
AAA	18.2
A	0.4
BBB	0.3
B	0.7
Not Rated	17.2
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total market value of investments. While the Fund seeks to maintain an average effective maturity of 3 years, the Fund may invest in securities of any maturity, including those issued by federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. Government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.
10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2008	March 31, 2009	March 31, 2009

Actual
Class A	$1,000.00	$947.40	$3.40
Class B	1,000.00	943.90	7.05
Class C	1,000.00	944.80	7.06
Class N	1,000.00	947.30	4.62
Class Y	1,000.00	949.60	2.19

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.44	3.53
Class B	1,000.00	1,017.70	7.32
Class C	1,000.00	1,017.70	7.32
Class N	1,000.00	1,020.19	4.80
Class Y	1,000.00	1,022.69	2.27
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.70%
Class B	1.45
Class C	1.45
Class N	0.95
Class Y	0.45
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—2.5%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 1.002%, 5/25/34[1]	$6,830,731	$3,780,501
Argent Securities Trust 2006-W1, Asset-Backed Pass-Through Certificates, Series 2006-W1, Cl. A2B, 0.682%, 3/25/36[1]	1,605,904	1,559,515
Capital Auto Receivables Asset Trust 2008-2, Automobile Asset-Backed Securities, Series 2008-2, Cl. A2A, 3.74%, 3/15/11	4,568,137	4,568,071
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36[1]	7,550,000	6,109,085
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36[1]	1,736,213	1,353,461
CWABS, Inc. Asset-Backed Certificates Trust, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.642%, 6/25/47[1]	3,940,000	2,612,248
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.612%, 7/25/36[1]	5,695,000	4,796,940
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.632%, 7/7/36[1]	2,890,000	2,376,246
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1, 0.805%, 1/20/35[1]	2,424,267	1,669,355
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.655%, 3/20/36[1]	1,435,000	1,211,591
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[1]	656,294	649,748
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	974,575	902,699
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[1]	2,781,868	2,466,547
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed Obligations, Series 2006-BC1, Cl. A2B, 0.672%, 12/25/36[1]	4,849,645	4,683,610
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-1, Cl. A2, 0.652%, 1/25/36[1]	105,550	104,227
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.622%, 7/25/36[1]	3,550,010	3,377,733

Total Asset-Backed Securities (Cost $51,549,510)		42,221,577

Mortgage-Backed Obligations—87.3%
Government Agency—75.0%
FHLMC/FNMA/Sponsored—73.7%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19	489,753	507,751
5%, 8/15/33	17,326,470	17,944,572
6%, 5/15/18-3/15/33	28,359,388	29,892,015
6.50%, 4/15/18-4/1/34	13,107,558	13,875,388
7%, 8/15/16-10/1/37	6,726,364	7,214,640
7.50%, 2/15/32-4/25/36	11,872,635	12,951,446
F1 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp.: Continued
8%, 4/1/16	$1,766,447	$1,886,758
8.50%, 3/15/31	303,175	330,790
9%, 8/1/22-5/1/25	474,221	522,207
10%, 12/25/10-8/16/21	96,205	105,335
11%, 12/15/20	118,409	136,285
11.50%, 6/15/20-12/3/20	218,753	244,644
11.75%, 1/15/16-4/15/19	26,090	29,569
12%, 6/15/15	18,916	20,345
12.50%, 7/15/19	66,050	76,674
13%, 8/15/15	83,996	98,432
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 1.213%, 6/15/21[1]	15,256	15,048
Series 151, Cl. F, 9%, 5/15/21	62,760	62,791
Series 1695, Cl. F, 3.825%, 3/15/24[1]	4,110,453	4,156,140
Series 2006-11, Cl. PS, 22.653%, 3/25/36[1]	2,543,930	3,074,141
Series 2035, Cl. PC, 6.95%, 3/15/28	2,528,018	2,661,225
Series 2084, Cl. ZC, 6.50%, 8/15/28	1,597,795	1,672,934
Series 2122, Cl. FD, 0.906%, 2/15/29[1]	2,222,043	2,166,195
Series 2132, Cl. FN, 1.397%, 3/15/29[1]	3,416,656	3,369,590
Series 2148, Cl. ZA, 6%, 4/15/29	4,865,616	5,140,210
Series 2195, Cl. LH, 6.50%, 10/15/29	5,358,924	5,651,343
Series 2220, Cl. PD, 8%, 3/15/30	589,671	633,255
Series 2281, Cl. Z, 6.50%, 2/15/31	7,843,759	8,274,184
Series 2319, Cl. BZ, 6.50%, 5/15/31	11,967,641	12,655,927
Series 2326, Cl. ZP, 6.50%, 6/15/31	2,880,905	3,038,726
Series 2344, Cl. FP, 1.506%, 8/15/31[1]	1,975,785	1,961,359
Series 2368, Cl. TG, 6%, 10/15/16	550,719	583,688
Series 2392, Cl. FB, 1.156%, 1/15/29[1]	678,953	667,851
Series 2392, Cl. PV, 6%, 12/15/20	1,669,504	1,676,528
Series 2396, Cl. FE, 1.156%, 12/15/31[1]	758,088	745,090
Series 2401, Cl. FA, 1.206%, 7/15/29[1]	839,111	826,311
Series 2435, Cl. EQ, 6%, 5/15/31	3,773,737	3,845,599
Series 2464, Cl. FI, 1.556%, 2/15/32[1]	1,689,508	1,680,231
Series 2470, Cl. LF, 1.556%, 2/15/32[1]	1,728,512	1,730,259
Series 2471, Cl. FD, 1.556%, 3/15/32[1]	3,135,676	3,144,202
Series 2481, Cl. AF, 1.106%, 3/15/32[1]	1,831,523	1,801,683
Series 2500, Cl. FD, 1.056%, 3/15/32[1]	1,378,104	1,344,323
Series 2504, Cl. FP, 1.056%, 3/15/32[1]	3,565,243	3,504,656
Series 2526, Cl. FE, 0.956%, 6/15/29[1]	2,004,764	1,943,940
Series 2530, Cl. FD, 1.056%, 2/15/32[1]	3,368,588	3,290,041
Series 2538, Cl. F, 1.156%, 12/15/32[1]	553,181	545,068
Series 2550, Cl. FI, 0.906%, 11/15/32[1]	1,982,115	1,951,858
Series 2551, Cl. FD, 0.956%, 1/15/33[1]	2,309,085	2,258,988
Series 2641, Cl. CE, 3.50%, 9/15/25	1,472,008	1,475,727
Series 2664, Cl. NA, 5.50%, 2/15/26	2,831,322	2,872,317
Series 2676, Cl. KY, 5%, 9/15/23	4,862,000	5,167,115
Series 2727, Cl. UA, 3.50%, 10/15/22	136,393	136,274
F2 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2777, Cl. PJ, 4%, 5/15/24	$226,967	$226,899
Series 2934, Cl. NA, 5%, 4/15/24	2,787,797	2,823,069
Series 3025, Cl. SJ, 22.71%, 8/15/35[1]	628,339	763,268
Series 3035, Cl. DM, 5.50%, 11/15/25	5,491,639	5,590,022
Series 3046, Cl. NA, 5.50%, 12/15/25	4,510,535	4,586,354
Series 3057, Cl. BL, 5.50%, 6/15/27	4,472,459	4,567,818
Series 3094, Cl. HS, 22.344%, 6/15/34[1]	1,570,344	1,829,865
Series 3099, Cl. PA, 5.50%, 9/15/25	8,231,075	8,368,514
Series 3134, Cl. FA, 0.856%, 3/15/36[1]	22,611,905	21,939,224
Series 3171, Cl. NE, 6%, 5/15/27	4,112,280	4,189,080
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 11.287%, 7/1/26[2]	3,644,583	492,308
Series 192, Cl. IO, 7.989%, 2/1/28[2]	816,008	106,358
Series 200, Cl. IO, 7.81%, 1/1/29[2]	1,002,219	127,750
Series 205, Cl. IO, 8.247%, 9/1/29[2]	5,082,163	652,665
Series 206, Cl. IO, (8.826)%, 12/1/29[2]	225,518	36,840
Series 2074, Cl. S, 42.552%, 7/17/28[2]	1,039,651	145,739
Series 2079, Cl. S, 52.415%, 7/17/28[2]	1,688,632	240,087
Series 216, Cl. IO, (0.664)%, 12/1/31[2]	3,476,951	469,569
Series 218, Cl. IO, 5.022%, 2/1/32[2]	2,405,773	327,644
Series 224, Cl. IO, 0.336%, 3/1/33[2]	3,791,678	501,896
Series 243, Cl. 6, 14.681%, 12/15/32[2]	2,468,151	294,703
Series 2470, Cl. AS, 61.065%, 3/15/32[2]	1,584,963	169,908
Series 2493, Cl. S, 58.866%, 9/15/29[2]	1,348,520	154,019
Series 2526, Cl. SE, 37.691%, 6/15/29[2]	2,769,826	332,452
Series 2796, Cl. SD, 61.082%, 7/15/26[2]	521,319	50,481
Series 2819, Cl. S, 47.992%, 6/15/34[2]	22,621,425	2,086,424
Series 2920, Cl. S, 70.864%, 1/15/35[2]	12,110,927	980,468
Series 3000, Cl. SE, 99.999%, 7/15/25[2]	14,718,510	1,378,805
Series 3110, Cl. SL, 99.999%, 2/15/26[2]	2,121,311	171,181
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 192, Cl. PO, 7.62%, 2/1/28[3]	816,008	663,680
Series 216, Cl. PO, 8.732%, 12/1/31[3]	2,240,329	2,075,981
Series 219, Cl. PO, 7.502%, 3/1/32[3]	7,142,313	6,633,404
Federal National Mortgage Assn.:
4.50%, 5/25/18-6/1/20	31,965,034	33,096,768
4.50%, 4/1/24[4]	18,470,000	19,018,337
5%, 2/25/18-7/25/22	97,052,252	101,469,729
5%, 4/1/39[4]	104,416,000	107,760,549
5.50%, 11/1/21-8/1/36	233,840,670	243,772,947
5.50%, 4/1/24[4]	8,170,000	8,518,500
5.863%, 1/25/12	8,107,194	8,630,412
6%, 7/25/14-8/1/34	70,262,127	73,856,210
6%, 4/1/24[4]	6,971,000	7,296,678
F3 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn.: Continued
6.50%, 6/25/17-1/1/34	$53,747,368	$57,103,206
6.50%, 4/1/39[4]	14,156,000	14,910,260
7%, 7/25/13-2/25/36	32,509,695	34,900,988
7.50%, 2/25/27-8/25/33	33,430,368	36,271,974
8%, 6/25/17	1,937	2,062
8.50%, 7/1/32	218,673	240,133
9%, 8/25/19	15,939	17,592
9.50%, 11/25/21	12,417	13,763
10.50%, 12/25/14	30,866	34,083
11%, 11/25/15-8/13/19	668,292	754,933
11.25%, 3/10/16	147,632	166,745
11.50%, 8/8/19	122,405	137,388
12%, 1/25/16-8/25/16	195,345	219,531
12.50%, 8/25/15-12/25/15	70,381	78,964
13%, 9/8/15-8/25/26	192,041	212,584
Federal National Mortgage Assn. Grantor Trust:
Gtd. Trust Multifamily Pass-Through Certificates, Trust 2001-T6, Cl. B, 6.088%, 5/25/11	10,125,000	10,869,021
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 23.64%, 7/25/41[2]	5,068,185	100,270
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18	81,057	88,877
Trust 1991-109, Cl. Z, 8.50%, 9/25/21	57,366	61,162
Trust 1992-15, Cl. KZ, 7%, 2/25/22	77,225	77,863
Trust 1992-34, Cl. G, 8%, 3/25/22	76,171	80,372
Trust 1997-16, Cl. PD, 7%, 3/18/27	4,216,596	4,562,522
Trust 1998-59, Cl. Z, 6.50%, 10/25/28	282,105	298,094
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	3,035,637	3,210,580
Trust 2001-69, Cl. PF, 1.522%, 12/25/31[1]	3,784,702	3,764,208
Trust 2002-12, Cl. PG, 6%, 3/25/17	13,491,982	14,334,013
Trust 2002-19, Cl. PE, 6%, 4/25/17	1,166,475	1,238,369
Trust 2002-29, Cl. F, 1.522%, 4/25/32[1]	1,854,482	1,844,130
Trust 2002-39, Cl. FD, 1.556%, 3/18/32[1]	2,092,451	2,078,494
Trust 2002-52, Cl. FD, 1.022%, 9/25/32[1]	1,744,398	1,707,573
Trust 2002-53, Cl. FY, 1.022%, 8/25/32[1]	2,415,795	2,376,192
Trust 2002-56, Cl. KW, 6%, 4/25/23	7,863,361	8,025,227
Trust 2002-64, Cl. FJ, 1.522%, 4/25/32[1]	571,519	565,892
Trust 2002-65, Cl. FB, 1.522%, 7/25/32[1]	3,684,450	3,688,487
Trust 2002-68, Cl. FH, 1.056%, 10/18/32[1]	1,139,344	1,120,311
Trust 2002-74, Cl. KF, 0.872%, 3/25/17[1]	904,351	901,281
Trust 2002-77, Cl. TF, 1.556%, 12/18/32[1]	7,703,390	7,662,032
Trust 2002-82, Cl. FE, 1.522%, 12/25/32[1]	3,183,805	3,175,139
Trust 2002-9, Cl. PC, 6%, 3/25/17	4,560,269	4,846,058
Trust 2002-90, Cl. FJ, 1.022%, 9/25/32[1]	1,149,998	1,131,139
Trust 2002-90, Cl. FM, 1.022%, 9/25/32[1]	1,105,768	1,087,634
Trust 2003-111, Cl. HF, 0.922%, 5/25/30[1]	7,988,957	7,842,399
F4 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates: Continued
Trust 2003-116, Cl. FA, 0.922%, 11/25/33[1]	$1,152,935	$1,121,223
Trust 2003-130, Cl. CS, 13.056%, 12/25/33[1]	2,838,996	2,869,512
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23	3,676,000	3,988,702
Trust 2003-21, Cl. FK, 0.922%, 3/25/33[1]	195,232	190,942
Trust 2003-26, Cl. XF, 0.972%, 3/25/23[1]	9,778,159	9,670,257
Trust 2003-81, Cl. PW, 4%, 3/25/25	2,212,823	2,215,930
Trust 2004-101, Cl. BG, 5%, 1/25/20	8,529,000	9,018,508
Trust 2004-52, Cl. JR, 4.50%, 7/25/24	3,126,608	3,127,460
Trust 2004-72, Cl. FB, 1.022%, 9/25/34[1]	6,337,411	6,184,547
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	8,893,104	9,336,081
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	4,975,000	5,295,875
Trust 2005-109, Cl. AH, 5.50%, 12/25/25	8,786,788	9,368,287
Trust 2005-117, Cl. LA, 5.50%, 12/25/27	13,884,334	14,173,352
Trust 2005-45, Cl. XA, 0.862%, 6/25/35[1]	6,758,694	6,555,448
Trust 2005-67, Cl. BF, 0.872%, 8/25/35[1]	6,941,232	6,654,852
Trust 2005-85, Cl. FA, 0.872%, 10/25/35[1]	15,862,707	15,451,237
Trust 2006-110, Cl. PW, 5.50%, 5/25/28	9,883,987	10,137,108
Trust 2006-24, Cl. DB, 5.50%, 4/25/26	1,575,050	1,680,678
Trust 2006-46, Cl. SW, 22.286%, 6/25/36[1]	2,424,099	2,886,326
Trust 2006-50, Cl. KS, 22.286%, 6/25/36[1]	3,118,183	3,662,559
Trust 2006-50, Cl. SK, 22.286%, 6/25/36[1]	485,922	570,822
Trust 2006-97, Cl. MA, 6%, 6/25/16	637,359	649,601
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 38.36%, 12/18/31[2]	2,612,852	244,618
Trust 2001-68, Cl. SC, 30.803%, 11/25/31[2]	2,351,772	229,397
Trust 2001-81, Cl. S, 35.02%, 1/25/32[2]	1,695,151	161,440
Trust 2002-28, Cl. SA, 38.044%, 4/25/32[2]	1,423,949	145,214
Trust 2002-38, Cl. SO, 52.554%, 4/25/32[2]	1,892,559	200,934
Trust 2002-39, Cl. SD, 36.994%, 3/18/32[2]	2,030,782	220,794
Trust 2002-48, Cl. S, 34.61%, 7/25/32[2]	2,325,425	262,286
Trust 2002-52, Cl. SD, 35.058%, 9/25/32[2]	1,744,398	193,100
Trust 2002-52, Cl. SL, 35.551%, 9/25/32[2]	1,486,925	162,592
Trust 2002-53, Cl. SK, 35.262%, 4/25/32[2]	1,184,920	134,971
Trust 2002-56, Cl. SN, 37.263%, 7/25/32[2]	3,158,322	347,376
Trust 2002-60, Cl. SM, 53.349%, 8/25/32[2]	5,809,878	534,779
Trust 2002-77, Cl. IS, 44.723%, 12/18/32[2]	2,708,929	302,933
Trust 2002-77, Cl. SH, 40.536%, 12/18/32[2]	2,099,973	238,790
Trust 2002-9, Cl. MS, 33.792%, 3/25/32[2]	2,604,511	297,844
Trust 2002-96, Cl. SK, 55.52%, 4/25/32[2]	587,510	59,621
Trust 2003-33, Cl. IA, 4.307%, 5/25/33[2]	451,952	56,200
Trust 2003-33, Cl. SP, 42.249%, 5/25/33[2]	6,710,966	690,193
Trust 2003-38, Cl. SA, 35.283%, 3/25/23[2]	9,471,019	964,417
Trust 2003-4, Cl. S, 47.631%, 2/25/33[2]	3,956,252	413,432
Trust 2005-40, Cl. SA, 70.15%, 5/25/35[2]	6,954,572	573,416
Trust 2005-63, Cl. SA, 77.556%, 10/25/31[2]	8,242,736	699,324
Trust 2005-63, Cl. X, 41.299%, 10/25/31[2]	97,575	1,808
F5 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2005-71, Cl. SA, 72.628%, 8/25/25[2]	$9,253,429	$987,181
Trust 2005-87, Cl. SE, 76.839%, 10/25/35[2]	42,997,455	3,185,785
Trust 2005-87, Cl. SG, 99.999%, 10/25/35[2]	18,670,622	1,308,491
Trust 2006-51, Cl. SA, 43.264%, 6/25/36[2]	77,681,563	6,610,693
Trust 2007-48, Cl. SA, 55.689%, 5/25/37[2]	23,359,694	2,495,528
Trust 221, Cl. 2, 13.429%, 5/1/23[2]	3,183,350	482,181
Trust 240, Cl. 2, 17.911%, 9/1/23[2]	3,192,955	420,515
Trust 254, Cl. 2, 10.417%, 1/1/24[2]	3,945,895	683,327
Trust 294, Cl. 2, 8.162%, 2/1/28[2]	4,581,403	586,202
Trust 301, Cl. 2, (0.679)%, 4/1/29[2]	2,594,569	327,344
Trust 321, Cl. 2, 14.018%, 4/1/32[2]	16,304,393	2,111,444
Trust 324, Cl. 2, (0.793)%, 7/1/32[2]	9,139,654	1,168,099
Trust 331, Cl. 10, 30.23%, 2/1/33[2]	6,451,585	804,430
Trust 331, Cl. 4, 17.492%, 2/1/33[2]	5,868,051	643,870
Trust 331, Cl. 5, 21.648%, 2/1/33[2]	9,041,931	1,065,374
Trust 331, Cl. 6, 12.90%, 2/1/33[2]	9,158,286	1,262,867
Trust 332, Cl. 2, 14.093%, 3/1/33[2]	10,917,519	1,408,901
Trust 334, Cl. 10, 14.41%, 2/1/33[2]	3,321,709	466,014
Trust 334, Cl. 5, 4.488%, 5/1/33[2]	9,989,206	1,168,971
Trust 338, Cl. 2, 4.997%, 7/1/33[2]	6,787,409	749,911
Trust 339, Cl. 15, 20.053%, 7/1/33[2]	2,849,319	416,702
Trust 339, Cl. 7, 5.173%, 7/1/33[2]	7,153,136	832,887
Trust 342, Cl. 2, (1.11)%, 9/1/33[2]	262,984	34,025
Trust 344, Cl. 2, 5.527%, 12/1/33[2]	21,959,790	2,799,957
Trust 351, Cl. 11, 9.585%, 11/1/34[2]	1,859,987	211,846
Trust 351, Cl. 8, 9.503%, 4/1/34[2]	5,608,361	626,336
Trust 356, Cl. 10, 9.215%, 6/1/35[2]	4,960,678	545,577
Trust 356, Cl. 12, 9.365%, 2/1/35[2]	2,559,703	279,089
Trust 362, Cl. 12, 10.908%, 8/1/35[2]	11,301,944	1,514,262
Trust 362, Cl. 13, 10.888%, 8/1/35[2]	6,305,344	842,565
Trust 364, Cl. 15, 13.816%, 9/1/35[2]	4,370,246	555,725
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 324, Cl. 1, 7.986%, 7/1/32[3]	2,282,240	2,123,134
Trust 327, Cl. 1, 9.548%, 9/1/32[3]	1,389,831	1,281,891
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 22.082%, 10/15/29[2]	40,876,311	456,392
Series 2001-3, Cl. IO, 22.699%, 5/15/31[2]	18,446,463	126,218
Series 2002-2, Cl. IO, 19.535%, 1/15/32[2]	47,935,773	285,851
Series 2002-3, Cl. IO, 20.799%, 8/15/32[2]	64,782,007	1,099,247
Series 2003-1, Cl. IO, 18.241%, 11/15/32[2]	96,389,429	1,066,202

		1,264,739,638
F6 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

GNMA/Guaranteed—1.3%
Government National Mortgage Assn.:
6.50%, 1/29/24	$222,636	$235,072
7%, 1/29/28-2/8/30	1,583,483	1,701,631
7.50%, 5/29/28-8/29/28	797,454	860,152
8%, 9/29/28	113,252	123,147
8.50%, 8/1/17-9/29/21	821,016	885,467
9.50%, 9/29/17	2,932	3,207
10.50%, 2/29/16-7/15/21	135,793	152,998
11%, 11/8/19	143,453	160,315
11.50%, 4/29/13-7/29/19	33,452	37,439
13%, 3/2/11-9/29/14	3,767	4,245
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 1999-32, Cl. ZB, 8%, 9/16/29	12,165,606	13,316,747
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 37.972%, 7/16/28[2]	3,363,855	472,284
Series 1998-6, Cl. SA, 57.778%, 3/16/28[2]	2,074,977	258,069
Series 2001-21, Cl. SB, 73.439%, 1/16/27[2]	3,667,045	427,173
Series 2006-47, Cl. SA, 87.558%, 8/16/36[2]	36,219,794	3,832,818

		22,470,764

Non-Agency—12.3%
Commercial—6.7%
CHL Mortgage Pass-Through Trust 2003-J5, Mtg. Pass-Through Certificates, Series 2003-J5, Cl. 2A1, 5%, 7/1/18	10,936,329	10,917,476
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.725%, 3/1/49[1]	2,340,000	1,762,202
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	12,180,000	9,796,845
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 1A13, 0.972%, 10/25/36[1]	6,719,147	2,276,106
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.723%, 6/1/39[1]	5,202,000	3,138,818
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37	15,188,285	10,483,096
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	4,521,078	2,671,936
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	3,390,958	3,202,047
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39	6,750,000	5,669,434
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	6,505,000	4,904,349
F7 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
HSI Asset Securitization Corp. Trust 2006-OPT1, Mtg. Pass-Through Certificates, Series 2006-OPT1, Cl. 2A2, 0.662%, 12/25/35[1]	$1,973,219	$1,896,888
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2008-C2, Cl. A4, 6.068%, 2/1/51	19,030,000	9,218,528
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	14,770,000	11,867,691
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	5,010,000	4,235,799
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12	7,520,000	6,527,553
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	6,125,860	5,182,246
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30	42,501	42,492
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37	4,931,956	2,051,626
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36	6,624,203	3,080,353
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.825%, 2/1/37[1]	19,985,175	10,542,995
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	2,115,000	1,840,431
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.647%, 5/1/37[1]	5,797,341	3,325,951

		114,634,862

Manufactured Housing—0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.097%, 9/25/36[1]	616,104	387,875
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.084%, 3/25/36[1]	5,184,219	2,981,563

		3,369,438

Multifamily—1.8%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Series 2005-F, Cl. 2A3, 4.72%, 7/25/35[1]	5,703,803	4,554,474
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through Certificates, Series 2003-46, Cl. 1A2, 5.145%, 1/19/34[1]	5,684,325	4,437,838
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35	3,165,720	2,407,835
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg. Pass-Through Certificates, Series 2005-HYB1, Cl. 5A1, 4.982%, 3/25/35[1]	4,366,700	2,260,449
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35[1]	3,180,062	1,897,001
F8 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal
	Amount	Value

Multifamily Continued
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through Certificates, Series 2005-A2, Cl. A2, 4.485%, 2/1/35[1]	$21,519,419	$14,748,639
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36[1]	1,806,115	1,173,755

		31,479,991

Residential—3.6%
Bank of America Alternative Loan Trust, Mtg. Pass-Through Certificates, Series 2003-1, Cl. A6, 6%, 2/1/33	6,495,976	6,291,840
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 1A1, 6.08%, 9/1/47[1]	19,055,288	9,704,161
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32	7,677,142	6,788,421
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34	6,912,027	6,221,505
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36	2,470,695	1,883,925
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Asset-Backed Certificates, Series 2005-A1, Cl. 2A1, 4.504%, 12/25/34[1]	2,565,243	1,873,429
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 6.078%, 10/25/36[1]	18,107,502	12,811,519
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	11,176,849	6,737,397
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	2,805,510	2,509,662
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	4,508,800	2,038,879
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates, Series 2007-S1, Cl. 3A1, 5.009%, 8/1/22[1,5]	4,328,254	2,943,213
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.372%, 9/1/34[1]	2,247,562	1,773,426
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg. Pass-Through Certificates, Series 2006-AR13, Cl. A5, 5.751%, 9/1/36[1,5]	7,018,222	1,193,098

		62,770,475

Total Mortgage-Backed Obligations (Cost $1,547,061,166)		1,499,465,168

U.S. Government Obligations—8.4%
Fannie Mae Nts., 2.75%, 3/13/14[6]	37,235,000	37,740,279
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13[6]	27,970,000	29,216,707
Federal Home Loan Mortgage Corp. Unsec. Nts., 2.50%, 1/7/14[6]	51,725,000	51,842,261
F9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

U.S. Government Obligations Continued
Federal National Mortgage Assn. Unsec. Nts., 4.625%, 10/15/14[6,7]	$22,755,000	$25,101,655

Total U.S. Government Obligations (Cost $140,918,162)		143,900,902

Short-Term Notes—10.3%
Federal Home Loan Bank:
0.01%, 4/1/09	93,200,000	93,200,000
0.12%, 4/13/09	31,497,000	31,496,005
0.13%, 4/24/09[6]	40,000,000	39,996,678
0.15%, 4/15/09	1,599,000	1,598,907
0.16%, 4/3/09	6,000,000	5,999,947
0.16%, 4/6/09	2,200,000	2,199,951
0.16%, 4/20/09	2,570,000	2,569,783

Total Short-Term Notes (Cost $177,061,271)		177,061,271
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $1,916,590,109)		1,862,648,918

	Shares

Investments Purchased with Cash Collateral from Securities Loaned—10.1%[8]
OFI Liquid Assets Fund, LLC, 0.92%[9,10] (Cost $173,842,280)	173,842,280	173,842,280

Total Investments, at Value (Cost $2,090,432,389)	118.6%	2,036,491,198
Liabilities in Excess of Other Assets	(18.6)	(319,340,213)

Net Assets	100.0%	$1,717,150,985

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $60,575,399 or 3.53% of the Fund’s net assets as of March 31, 2009.

3.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $12,778,090 or 0.74% of the Fund’s net assets as of March 31, 2009.

4.	When-issued security or delayed delivery to be delivered and settled after March 31, 2009. See Note 1 of accompanying Notes.

5.	Illiquid security. The aggregate value of illiquid securities as of March 31, 2009 was $4,136,311, which represents 0.24% of the Fund’s net assets. See Note 7 of accompanying Notes.

6.	Partial or fully-loaned security. See Note 8 of accompanying Notes.
F10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

7.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $3,860,945. See Note 5 of accompanying Notes.

8.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 8 of accompanying Notes.

9.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2008	Additions	Reductions	March 31, 2009

OFI Liquid Assets Fund, LLC	—	179,102,460	5,260,180	173,842,280

	Value	Income

OFI Liquid Assets Fund, LLC	$173,842,280	$76,391	[a]

a. Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

10.	Rate shown is the 7-day yield as of March 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$173,842,280	$239,469
Level 2—Other Significant Observable Inputs	1,862,648,918	(6,431,868)
Level 3—Significant Unobservable Inputs	—	—

Total	$2,036,491,198	$(6,192,399)

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Futures Contracts as of March 31, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds	Buy	689	6/19/09	$89,365,453	$1,579,283
U.S. Treasury Nts., 2 yr.	Buy	1,630	6/30/09	355,161,720	1,570,036
U.S. Treasury Nts., 5 yr.	Sell	1,490	6/30/09	176,960,781	(2,044,284)
U.S. Treasury Nts.,10 yr.	Sell	972	6/19/09	120,603,938	(2,060,141)

					$(955,106)

Credit Default Swap Contracts as of March 31, 2009 are as follows:

				Pay/		Upfront
			Notional	Receive		Payment
Swap		Buy/Sell	Amount	Fixed	Termination	Received/
Reference Entity	Counterparty	Credit Protection	(000’s)	Rate	Date	(Paid)	Value

ABX-HE-AAA 06-2 Index:
	Deutsche Bank AG	Sell	$5,150	0.11%	5/25/46	$257,469	$(3,564,271)
	Deutsche Bank AG	Sell	5,150	0.11	5/25/46	257,421	(3,564,271)
	Morgan Stanley Capital Services, Inc.	Sell	2,115	0.11	5/25/46	655,540	(1,463,773)
	UBS AG	Sell	1,615	0.11	5/25/46	504,604	(1,117,728)

		Total	14,030			1,675,034	(9,710,043)

				Grand Total Buys		—	—
				Grand Total Sells		1,675,034	(9,710,043)

			Total Credit Default Swaps			$1,675,034	$(9,710,043)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference	Total Maximum Potential
Asset on which	Payments for Selling		Reference
the Fund Sold	Credit Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade
Asset-Backed Indexes	$14,030,000	$—	AAA

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
F12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Total Return Swap Contracts as of March 31, 2009 are as follows:

Reference Entity/	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)	the Fund	the Fund	Date	Value

Barclays Capital
U.S. CMBS AAA*:
Barclays Bank plc	$64,730	A	B	5/1/09	$2,345,583
Barclays Bank plc	25,890	A	B	5/1/09	932,592

			Reference Entity Total		3,278,175

		Total of Total Return Swaps			$3,278,175

*	The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index’s underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index’s underlying holdings, the spread widens.
Abbreviation is as follows:
CMBS           Commercial Mortgage Backed Securities
A—The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, widen.
B—The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, narrow.
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 31, 2009 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Barclays Bank plc	Total Return	$90,620	$3,278,175
Deutsche Bank AG	Credit Default Sell Protection	10,300	(7,128,542)
Morgan Stanley Capital Services, Inc.	Credit Default Sell Protection	2,115	(1,463,773)
UBS AG	Credit Default Sell Protection	1,615	(1,117,728)

		Total Swaps	$(6,431,868)

See accompanying Notes to Financial Statements.
F13 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,916,590,109)	$1,862,648,918
Affiliated companies (cost $173,842,280)	173,842,280

2,036,491,198
Cash	1,614,674
Swaps, at value	3,278,175
Receivables and other assets:
Investments sold	10,244,418
Interest and principal paydowns	8,860,853
Futures margins	239,469
Shares of beneficial interest sold	234,540
Other	192,827

Total assets	2,061,156,154

Liabilities
Return of collateral for securities loaned	173,842,280
Swaps, at value (upfront payments received $1,675,034)	9,710,043
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis	155,726,626
Shares of beneficial interest redeemed	2,600,680
Distribution and service plan fees	843,830
Dividends	816,579
Transfer and shareholder servicing agent fees	326,261
Shareholder communications	70,050
Trustees’ compensation	23,002
Other	45,818

Total liabilities	344,005,169

Net Assets	$1,717,150,985

Composition of Net Assets
Par value of shares of beneficial interest	$195,347
Additional paid-in capital	2,036,815,074
Accumulated net investment income	8,546,212
Accumulated net realized loss on investments	(268,752,517)
Net unrealized depreciation on investments	(59,653,131)

Net Assets	$1,717,150,985

F14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $935,151,175 and 106,331,972 shares of beneficial interest outstanding)	$8.79
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$9.11

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $94,911,202 and 10,795,175 shares of beneficial interest outstanding)	$8.79

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $286,059,133 and 32,589,979 shares of beneficial interest outstanding)	$8.78

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $39,345,065 and 4,477,880 shares of beneficial interest outstanding)	$8.79

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $361,684,410 and 41,151,622 shares of beneficial interest outstanding)	$8.79
See accompanying Notes to Financial Statements.
F15 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2009

Investment Income
Interest	$52,983,637
Fee income	2,052,180
Income from investment of securities lending cash collateral, net—affiliated companies	76,391

Total investment income	55,112,208

Expenses
Management fees	3,892,348
Distribution and service plan fees:
Class A	1,230,278
Class B	506,738
Class C	1,472,229
Class N	102,030
Transfer and shareholder servicing agent fees:
Class A	1,101,104
Class B	179,972
Class C	236,875
Class N	65,755
Class Y	314,385
Shareholder communications:
Class A	44,088
Class B	15,463
Class C	13,111
Class N	1,837
Class Y	44,718
Trustees’ compensation	23,953
Custodian fees and expenses	8,835
Accounting service fees	6,000
Other	116,278

Total expenses	9,375,997
Less reduction to custodian expenses	(8,835)
Less waivers and reimbursements of expenses	(1,774,848)

Net expenses	7,592,314

Net Investment Income	47,519,894
F16 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Realized and Unrealized Gain (Loss)
Net realized loss on investments from unaffiliated companies	$(15,293,504)
Closing and expiration of futures contracts	(37,082,438)
Swap contracts	(80,611,143)

Net realized loss	(132,987,085)

Net change in unrealized appreciation (depreciation) on:
Investments	(27,354,276)
Futures contracts	(3,364,029)
Swap contracts	3,875,484

Net change in unrealized depreciation	(26,842,821)

Net Decrease in Net Assets Resulting from Operations	$(112,310,012)

See accompanying Notes to Financial Statements.
F17 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008

Operations
Net investment income	$47,519,894	$99,553,152
Net realized loss	(132,987,085)	(53,173,571)
Net change in unrealized depreciation	(26,842,821)	(45,490,219)

Net increase (decrease) in net assets resulting from operations	(112,310,012)	889,362

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(25,848,010)	(46,169,532)
Class B	(2,227,158)	(5,244,439)
Class C	(6,486,783)	(10,214,735)
Class N	(1,029,253)	(1,957,694)
Class Y	(11,928,690)	(19,810,060)

	(47,519,894)	(83,396,460)
Tax return of capital distribution from net investment income:
Class A	—	(8,944,222)
Class B	—	(1,015,982)
Class C	—	(1,978,856)
Class N	—	(379,255)
Class Y	—	(3,837,716)

	—	(16,156,031)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(75,273,281)	(28,631,949)
Class B	(14,649,624)	(69,901,111)
Class C	6,972,355	19,967,709
Class N	(5,018,217)	(2,588,467)
Class Y	(121,889,554)	168,540,535

	(209,858,321)	87,386,717

Net Assets
Total decrease	(369,688,227)	(11,276,412)
Beginning of period	2,086,839,212	2,098,115,624

End of period (including accumulated net investment income of $8,546,212 and $8,546,212, respectively)	$1,717,150,985	$2,086,839,212

See accompanying Notes to Financial Statements.
F18 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.52	$9.98	$9.96	$10.00	$10.17	$10.33

Income (loss) from investment operations:
Net investment income	.23 [1]	.48 [1]	.45 [1]	.41 [1]	.31 [1]	.29
Net realized and unrealized gain (loss)	(.73)	(.46)	.06	(.04)	(.16)	(.17)

Total from investment operations	(.50)	.02	.51	.37	.15	.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.40)	(.49)	(.41)	(.32)	(.28)
Tax return of capital distribution from net investment income	—	(.08)	—	—	—	—

Total dividends and/or distributions to shareholders	(.23)	(.48)	(.49)	(.41)	(.32)	(.28)

Net asset value, end of period	$8.79	$9.52	$9.98	$9.96	$10.00	$10.17

Total Return, at Net Asset Value[2]	(5.26)%	0.12%	5.25%	3.78%	1.45%	1.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$935,151	$1,095,337	$1,175,824	$1,059,629	$1,149,202	$1,201,379

Average net assets (in thousands)	$1,009,280	$1,140,210	$1,088,598	$1,110,174	$1,171,442	$1,257,178

Ratios to average net assets:[3]
Net investment income	5.14%	4.83%	4.54%	4.12%	3.11%	2.77%
Total expenses	0.90%	0.88%	0.87%	0.89%	0.88%	0.88%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.79%

Portfolio turnover rate[4]	23%	51%	88%	109%	101%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$1,241,572,983	$1,148,753,952
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
Year Ended September 30, 2006	$3,361,653,474	$3,577,036,177
Year Ended September 30, 2005	$6,727,092,497	$6,985,663,762
Year Ended September 30, 2004	$9,662,274,960	$10,097,758,478
See accompanying Notes to Financial Statements.
F19 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009				Year Ended September 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.52	$9.97	$9.96	$10.00	$10.17	$10.32

Income (loss) from investment operations:
Net investment income	.20 [1]	.40 [1]	.38 [1]	.33 [1]	.24 [1]	.22
Net realized and unrealized gain (loss)	(.73)	(.45)	.05	(.04)	(.17)	(.16)

Total from investment operations	(.53)	(.05)	.43	.29	.07	.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.34)	(.42)	(.33)	(.24)	(.21)
Tax return of capital distribution from net investment income	—	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	(.20)	(.40)	(.42)	(.33)	(.24)	(.21)

Net asset value, end of period	$8.79	$9.52	$9.97	$9.96	$10.00	$10.17

Total Return, at Net Asset Value[2]	(5.61)%	(0.52)%	4.37%	3.01%	0.69%	0.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$94,911	$118,373	$194,616	$251,726	$344,928	$495,417

Average net assets (in thousands)	$101,791	$153,665	$217,928	$292,613	$412,054	$586,747

Ratios to average net assets:[3]
Net investment income	4.39%	4.07%	3.79%	3.35%	2.34%	1.99%
Total expenses	1.81%	1.72%	1.70%	1.72%	1.69%	1.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.55%

Portfolio turnover rate[4]	23%	51%	88%	109%	101%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$1,241,572,983	$1,148,753,952
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
Year Ended September 30, 2006	$3,361,653,474	$3,577,036,177
Year Ended September 30, 2005	$6,727,092,497	$6,985,663,762
Year Ended September 30, 2004	$9,662,274,960	$10,097,758,478
See accompanying Notes to Financial Statements.
F20 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Six Months
	Ended
	March 31, 2009			Year Ended September 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.50	$9.96	$9.94	$9.98	$10.15	$10.30

Income (loss) from investment operations:
Net investment income	.20 [1]	.40 [1]	.38 [1]	.33 [1]	.24 [1]	.22
Net realized and unrealized gain (loss)	(.72)	(.46)	.05	(.04)	(.17)	(.16)

Total from investment operations	(.52)	(.06)	.43	.29	.07	.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.34)	(.41)	(.33)	(.24)	(.21)
Tax return of capital distribution from net investment income	—	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	(.20)	(.40)	.41	(.33)	(.24)	(.21)

Net asset value, end of period	$8.78	$9.50	$9.96	$9.94	$9.98	$10.15

Total Return, at Net Asset Value[2]	(5.52)%	(0.64)%	4.47%	3.01%	0.69%	0.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$286,059	$303,991	$298,029	$317,063	$386,310	$484,575

Average net assets (in thousands)	$295,577	$298,257	$294,915	$345,520	$432,392	$565,671

Ratios to average net assets:[3]
Net investment income	4.40%	4.09%	3.79%	3.36%	2.35%	2.03%
Total expenses	1.60%	1.59%	1.61%	1.62%	1.60%	1.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.52%

Portfolio turnover rate[4]	23%	51%	88%	109%	101%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$1,241,572,983	$1,148,753,952
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
Year Ended September 30, 2006	$3,361,653,474	$3,577,036,177
Year Ended September 30, 2005	$6,727,092,497	$6,985,663,762
Year Ended September 30, 2004	$9,662,274,960	$10,097,758,478
See accompanying Notes to Financial Statements.
F21 |  OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009				Year Ended September 30,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.51	$9.97	$9.95	$9.99	$10.16	$10.32

Income (loss) from investment operations:
Net investment income	.22 [1]	.45 [1]	.43 [1]	.38 [1]	.29 [1]	.25
Net realized and unrealized gain (loss)	(.72)	(.46)	.05	(.04)	(.17)	(.16)

Total from investment operations	(.50)	(.01)	.48	.34	.12	.09

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	(.38)	(.46)	(.38)	(.29)	(.25)
Tax return of capital distribution from net investment income	—	(.07)	—	—	—	—

Total dividends and/or distributions to shareholders	(.22)	(.45)	(.46)	(.38)	(.29)	(.25)

Net asset value, end of period	$8.79	$9.51	$9.97	$9.95	$9.99	$10.16

Total Return, at Net Asset Value[2]	(5.27)%	(0.14)%	4.99%	3.52%	1.20%	0.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,345	$47,945	$52,865	$47,868	$50,592	$47,472

Average net assets (in thousands)	$42,227	$51,013	$50,753	$48,350	$50,758	$44,515

Ratios to average net assets:[3]
Net investment income	4.89%	4.58%	4.29%	3.86%	2.86%	2.48%
Total expenses	1.23%	1.24%	1.25%	1.27%	1.29%	1.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.95%	0.95%	0.95%	0.95%	0.95%	1.08%

Portfolio turnover rate[4]	23%	51%	88%	109%	101%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$1,241,572,983	$1,148,753,952
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
Year Ended September 30, 2006	$3,363,653,474	$3,577,036,177
Year Ended September 30, 2005	$6,727,092,497	$6,985,663,762
Year Ended September 30, 2004	$9,662,274,960	$10,097,758,478
See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Six Months
	Ended
	March 31, 2009				Year Ended September 30,
Class Y	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.51	$9.97	$9.95	$10.00	$10.17	$10.32

Income (loss) from investment operations:
Net investment income	.24 [1]	.50 [1]	.48 [1]	.44 [1]	.34 [1]	.32
Net realized and unrealized gain (loss)	(.72)	(.46)	.05	(.06)	(.17)	(.15)

Total from investment operations	(.48)	.04	.53	.38	.17	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.42)	(.51)	(.43)	(.34)	(.32)
Tax return of capital distribution from net investment income	—	(.08)	—	—	—	—

Total dividends and/or distributions to shareholders	(.24)	(.50)	(.51)	(.43)	(.34)	(.32)

Net asset value, end of period	$8.79	$9.51	$9.97	$9.95	$10.00	$10.17

Total Return, at Net Asset Value[2]	(5.04)%	0.36%	5.50%	3.93%	1.69%	1.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$361,685	$521,193	$376,782	$163,283	$83,822	$258,937

Average net assets (in thousands)	$444,076	$463,627	$232,039	$121,899	$84,227	$248,689

Ratios to average net assets:[3]
Net investment income	5.39%	5.10%	4.82%	4.43%	3.35%	3.13%
Total expenses	0.59%	0.54%	0.55%	0.59%	0.57%	0.42%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%	0.45%	0.45%	0.44%	0.45%	0.42%

Portfolio turnover rate[4]	23%	51%	88%	109%	101%	75%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2009	$1,241,572,983	$1,148,753,952
Year Ended September 30, 2008	$1,059,013,761	$979,520,694
Year Ended September 30, 2007	$1,670,333,689	$1,805,760,764
Year Ended September 30, 2006	$3,361,653,474	$3,577,036,177
Year Ended September 30, 2005	$6,727,092,497	$6,985,663,762
Year Ended September 30, 2004	$9,662,274,960	$10,097,758,478
See accompanying Notes to Financial Statements.
F23 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited-Term Government Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current return and safety of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F24 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F25 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$155,726,626
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive
F26 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2008,
F27 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the Fund had available for federal income tax purposes post-October losses of $21,853,533 and unused capital loss carryforwards as follows:

Expiring

2011	$16,833,987
2013	37,778,579
2014	18,093,354
2015	26,097,191
2016	12,640,219

Total	$111,443,330

As of March 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $266,283,948 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,090,949,912
Federal tax cost of other investments	146,242,527

Total federal tax cost	$2,237,192,439

Gross unrealized appreciation	$64,751,657
Gross unrealized depreciation	(124,922,311)

Net unrealized depreciation	$(60,170,654)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other
F28 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
F29 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	27,962,459	$253,570,405	51,554,045	$508,756,459
Dividends and/or distributions reinvested	2,474,325	21,976,366	4,763,929	46,833,612
Redeemed	(39,165,895)	(350,820,052)	(59,125,794)	(584,222,020)

Net decrease	(8,729,111)	$(75,273,281)	(2,807,820)	$(28,631,949)

Class B
Sold	2,840,649	$25,652,696	3,919,055	$38,653,357
Dividends and/or distributions reinvested	229,475	2,037,329	579,272	5,701,556
Redeemed	(4,713,166)	(42,339,649)	(11,576,452)	(114,256,024)

Net decrease	(1,643,042)	$(14,649,624)	(7,078,125)	$(69,901,111)

Class C
Sold	9,864,575	$89,209,321	10,831,604	$106,301,889
Dividends and/or distributions reinvested	599,861	5,315,599	1,054,116	10,338,358
Redeemed	(9,870,229)	(87,552,565)	(9,826,024)	(96,672,538)

Net increase	594,207	$6,972,355	2,059,696	$19,967,709

Class N
Sold	859,075	$7,767,019	1,646,498	$16,231,913
Dividends and/or distributions reinvested	105,771	938,915	220,468	2,165,537
Redeemed	(1,528,081)	(13,724,151)	(2,130,311)	(20,985,917)

Net decrease	(563,235)	$(5,018,217)	(263,345)	$(2,588,467)

Class Y
Sold	5,232,905	$46,954,470	35,394,270	$349,115,570
Dividends and/or distributions reinvested	1,307,704	11,611,541	2,391,828	23,446,829
Redeemed	(20,178,261)	(180,455,565)	(20,796,579)	(204,021,864)

Net increase (decrease)	(13,637,652)	$(121,889,554)	16,989,519	$168,540,535

F30 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in OFI Liquid Assets Fund, LLC, for the six months ended March 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$156,338,664	$448,142,721
U.S. government and government agency obligations	160,587,814	207,059,550
To Be Announced (TBA) mortgage-related securities	1,241,572,983	1,148,753,952
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2009, the Fund paid $1,865,326 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
F31 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class C and Class N shares were $18,746,222 and $1,751,787, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2009	$124,594	$27,334	$103,405	$46,455	$2,559

Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to limit the Fund’s “Total Expenses” for all classes of shares so that the “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” as percentages of average daily net assets, will not exceed the following annual rates: 0.70% for the Class A shares; 1.45% for the Class B and Class C shares, respectively; 0.95% for the Class N shares and 0.45% for the Class Y shares. During the six months ended March 31, 2009, the Manager reimbursed the Fund $1,005,359, $163,208, $216,679, $58,164 and $309,660 for Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may amend or terminate this voluntary expense limitation arrangement at any time without notice to shareholders.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2009, OFS waived $20,268 and $1,510 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
F32 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
6. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets
F33 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Swap Contracts Continued
and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional
F34 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
     As of March 31, 2009, the Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Risks of total return swaps include credit, market and liquidity risk.
7. Illiquid Securities
As of March 31, 2009, investments in securities included issues that are illiquid.
Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
8. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of
F35 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Securities Lending Continued
the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2009, the Fund had on loan securities valued at $170,640,845. Collateral of $173,842,280 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
9. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
10. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs are seeking class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those lawsuits, in 2008 and 2009, allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek
F36 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)      (1) Not applicable to semiannual reports.
           (2) Exhibits attached hereto.
           (3) Not applicable.
(b)      Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Limited-Term Government Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	05/14/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	05/14/2009

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer
Date:	05/14/2009